Leases - Schedule of lessee, operating lease, liability, maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	$ 6,736
2021	6,335
2022	6,127
2023	5,953
2024	5,948
Thereafter	26,148
Total remaining lease payments	57,247
Less imputed interest	(16,280)
Total operating lease liabilities:	40,967	$ 31,578
Current operating lease liability	6,498	$ 6,498
Non-current operating lease liability	$ 34,469